Statements Of Operations - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 6,700,416			$ 486,151			$ 36,041			$ 9,419,196	$ 1,238,686	$ 2,419,009
Operating loss	(8,804,437)			(705,629)			(83,261)			(12,303,734)	(1,594,094)	(3,062,651)
Net loss	$ (40,390,883)	$ (3,801,090)	$ (3,335,370)	$ (1,944,963)	$ (1,273,380)	$ (855,771)	$ (630,235)			$ (47,527,343)	$ (4,074,114)	$ (8,029,236)	$ (630,235)
Weighted average common stock outstanding, basic (in Shares)	31,316,149			16,182,268			420,108			21,282,445	13,006,041	801,180
Weighted average common stock outstanding, diluted (in Shares)	31,316,149			16,182,268			420,108			21,282,445	13,006,041	801,180
Net loss per share of common stock, basic (in Dollars per share)	$ (1.29)			$ (0.12)			$ (1.5)			$ (2.23)	$ (0.31)	$ (10.02)
Net loss per share of common stock, diluted (in Dollars per share)	$ (1.29)			$ (0.12)			$ (1.5)			$ (2.23)	$ (0.31)	$ (10.02)
Surfside Acquisition Inc.
Revenue
General and administrative expenses		12,774			11,461			24,037	22,752			44,810	47,625
Operating loss		(12,774)			(11,461)			(24,037)	(22,752)			(44,810)	(47,625)
Net loss		$ (12,774)	$ (11,263)		$ (11,461)	$ (11,291)		$ (24,037)	$ (22,752)			$ (44,810)	$ (47,625)
Weighted average common stock outstanding, basic (in Shares)		5,000,000			5,000,000			5,000,000	5,000,000			5,000,000	5,000,000
Weighted average common stock outstanding, diluted (in Shares)		5,000,000			5,000,000			5,000,000	5,000,000			5,000,000	5,000,000
Net loss per share of common stock, basic (in Dollars per share)		$ 0			$ 0			$ 0	$ 0			$ (0.01)	$ (0.01)
Net loss per share of common stock, diluted (in Dollars per share)		$ 0			$ 0			$ 0	$ 0			$ (0.01)	$ (0.01)